Earnings per Share - Weighted Average Number of Common Shares Outstanding (Detail) - shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per Share [Line Items]
Issued shares	218,833,144	218,833,144
Number of common shares outstanding	212,699,730	218,032,053	217,582,152	356,635,765
Parent Company [Member]
Earnings per Share [Line Items]
Issued shares	218,833,144	218,833,144	403,728,555
Treasury shares	(801,091)	(1,250,992)	(47,092,790)
Acquisition of treasury shares	(5,773,410)	(1,494,032)
Disposal of treasury shares	441,087	449,901	3,134,003
Spin-off		(140,693,584)
Number of common shares outstanding	212,699,730	218,032,053	217,582,152
Weighted average shares issued	218,833,144	218,833,144	403,728,555
Weighted average treasury shares	(801,091)	(1,250,992)	(47,092,790)
Acquisition of weighted average treasury shares	(1,154,633)	(1,383,241)
Disposal of weighted average treasury shares	387,195	412,338	1,022,242
Spin-off of weighted average treasury shares			(23,513,174)
Number of weighted average shares outstanding	217,264,615	217,994,490	332,761,592